Huber Select Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 99.87%	Value
	Aerospace & Defense - 7.52%
8,593	Northrop Grumman Corp.	$3,119,431

	Apparel & Textile Products - 0.47%
2,000	Carter's, Inc.	195,480

	Banking - 11.31%
37,246	Bank of America Corp.	1,428,756
5,868	Citigroup, Inc.	396,794
6,526	First Horizon Corp.	100,827
18,233	JPMorgan Chase & Co.	2,767,405
		4,693,782
	Biotech & Pharma - 16.43%
20,437	Eli Lilly & Co.	4,976,410
17,793	Merck & Co., Inc.	1,367,748
1,779	Organon & Co. (a)	51,609
9,530	Pfizer, Inc.	407,979
1,182	Viatris, Inc.	16,631
		6,820,377
	Chemicals - 0.70%
3,300	Innospec, Inc.	291,885

	Consumer Services - 3.06%
22,200	Rent-A-Center, Inc.	1,270,284

	Electric Utilities - 4.12%
6,390	Entergy Corp.	657,659
20,933	Exelon Corp.	979,665
1,526	Portland General Electric Co.	74,621
		1,711,945
	Electrical Equipment - 1.19%
3,357	TE Connectivity Ltd. - ADR	495,057

	Entertainment Content - 0.80%
24,800	Lions Gate Entertainment Corp. - Class B (a) (b)	331,328

	Food - 1.98%
55	ConAgra Foods, Inc.	1,842
11,458	Tyson Foods, Inc. - Class A	818,789
		820,631
	Health Care Facilities & Services - 0.63%
6,600	Select Medical Holdings Corp.	260,370

	Home Construction - 1.15%
5,560	Lennar Corp. - Class B	480,106

	Institutional Financial Services - 2.06%
1,700	Goldman Sachs Group, Inc.	637,296
6,500	Jefferies Financial Group, Inc.	215,735
		853,031
	Insurance - 4.29%
74,421	CNO Financial Group, Inc.	1,699,776
1,269	Voya Financial, Inc.	81,723
		1,781,499
	Oil & Gas Producers - 2.95%
8,000	BP plc - ADR	193,440
69,000	Golar LNG Ltd. - ADR (a)	770,040
6,300	Royal Dutch Shell plc - Class A - ADR	255,906
		1,219,386
	Retail - Consumer Staples - 0.02%
55	Wal-Mart Stores, Inc.	7,840

	Retail - Discretionary - 5.59%
18,839	Gap, Inc.	549,534
5,398	Home Depot, Inc.	1,771,570
		2,321,104
	Software - 19.17%
27,928	Microsoft Corp.	7,956,966

	Technology Hardware - 2.46%
17,781	Comtech Telecommunications Corp.	443,991
16,471	Hewlett Packard Enterprise Co.	238,829
11,623	HP, Inc.	335,556
		1,018,376
	Technology Services - 11.89%
99,777	KBR, Inc.	3,861,370
2,259	Mastercard, Inc. - Class A	871,838
2,300	Science Applications International Corp.	200,790
		4,933,998
	Telecommunications - 0.57%
8,500	AT&T, Inc.	238,425

	Tobacco & Cannabis - 1.51%
6,259	Philip Morris International, Inc.	626,463
	TOTAL COMMON STOCKS (Cost $15,979,567)	41,447,764

	MONEY MARKET FUNDS - 0.20%
41,850	First American Government Obligations Fund, Institutional Class, 0.03% (c)	41,850
41,850	First American Treasury Obligations Fund, Institutional Class, 0.01% (c)	41,850
	TOTAL MONEY MARKET FUNDS (Cost $83,700)	83,700

	Total Investments in Securities (Cost $16,063,267) - 100.07%	41,531,464
	Liabilities in Excess of Other Assets - (0.07)%	(30,278)
	NET ASSETS - 100.00%	$41,501,186

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2021.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Huber Select Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$569,753	$-	$-	$569,753
Consumer Discretionary	4,266,973	-	-	4,266,973
Consumer Staples	1,454,934	-	-	1,454,934
Energy	1,219,386	-	-	1,219,386
Financials	7,328,312	-	-	7,328,312
Health Care	7,080,746	-	-	7,080,746
Industrials	3,614,488	-	-	3,614,488
Materials	291,885	-	-	291,885
Technology	13,909,342	-	-	13,909,342
Utilities	1,711,945	-	-	1,711,945
Total Common Stocks	41,447,764	-	-	41,447,764
Money Market Funds	83,700	-	-	83,700
Total Investments in Securities	$41,531,464	$-	$-	$41,531,464

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.